List of Past Due Financing Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable [Line Items]
Trade receivable	R$ 8,709,653	R$ 8,975,973
Current
Accounts Receivable [Line Items]
Trade receivable	6,096,205	6,464,895
Past- due up to 60 days
Accounts Receivable [Line Items]
Trade receivable	919,421	1,090,901
Past- due from 91 to 120 days
Accounts Receivable [Line Items]
Trade receivable	144,818	176,730
Past Due from Ninty One to Days [Member]
Accounts Receivable [Line Items]
Trade receivable	130,633	136,134
Past- due from 121 to 150 days
Accounts Receivable [Line Items]
Trade receivable	128,175	129,842
Over 150 days past- due
Accounts Receivable [Line Items]
Trade receivable	R$ 1,290,401	R$ 977,471